DEFERRED TAX ASSETS AND INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
DEFERRED TAX ASSETS AND INCOME TAXES
10.         DEFERRED TAX ASSETS AND INCOME TAXES

The Company was incorporated in the British Virgin Islands and, under the current laws of the British Virgin Islands, is not subject to tax on income or on capital gains.

Jinpan USA, a wholly-owned subsidiary of the Company, is incorporated in the State of New York.  Jinpan USA is subject to federal tax and state tax of United States.

In accordance with the relevant PRC income tax laws, Hainan Jinpan’s applicable tax rate is 25%, however, in 2008 and 2011, Hainan Jinpan was recognized as a High and New Technology Enterprise by the PRC government and was approved for a preferential tax rate of 15% for three years commencing from January 1, 2008. Hainan Jinpan extended its status as  High and New Technology Enterprise  in 2011 and is entitled to a 15% tax rate for another three years commencing from January 2011.

Jinpan China is subject to a 12.5% tax rate in the year 2011 and 2012. Jinpan China is subject to applicable tax rate of 25% in 2013 in accordance with PRC income tax law.

Shanghai Jinpan is subject to a corporate income tax rate of 25% in 2011. In 2012,  Shanghai Jinpan was granted as High and New Technology Enterprise  and was approved for a preferential tax rate of 15% for three years.
Guilin JFT  tax rate is 25% in 2011 and 2012. In 2013, Guilin JFT was approved from tax authority for a  15% preferential tax rate according  to the tax policy that encouraging companies set up operation in Western Region.

Pretax income for the years ended December 31, 2013, 2012 and 2011 was taxed in the following jurisdictions with the exception of the British Virgin Islands, which is tax exempt:

	2013	2013	2012	2011
	US$	RMB	RMB	RMB
	(In thousands)
British Virgin Islands	(950)	(5,886)	(6,592)	(10,645)
United States of America	(85)	(528)	3,171	2,895
The People’s Republic of China	20,283	125,614	106,277	183,223

	19,248	119,200	102,856	175,473

Significant components of the provision for income taxes attributable to income before taxes are as follows:

	2013	2013	2012	2011
	US$	RMB	RMB	RMB
	(In thousands)
Current
Non-US	(3,383)	(21,066)	(15,058)	(21,050)
US	(2)	(12)	(1,358)	(1,179)
Deferred US	-	-	-	-
Non-US	708	4,499	2,053	895
	(2,677)	(16,579)	(14,363)	(21,334)

Deferred tax assets and deferred tax liabilities of the Group at December 31, 2013 and 2012 were as follows:

	2013	2013	2012
	US$	RMB	RMB
	(In thousands)
Deferred tax assets-China
Current
Allowance for doubtful accounts	1,605	9,785	5,415
Inventory reserves	256	1,562	1,049
Deferred expenses	258	1,573	1,950
	2,119	12,920	8,414
Non-Current
Depreciation	34	208	215
Total deferred tax assets-China	2,153	13,128	8,629
Deferred tax assets-USA	-	-	-
Total deferred Tax assets	2,153	13,128	8,629

Deferred tax liabilities-China	-	-	-
Deferred tax liabilities-USA
Current
Depreciation	-	-	56
Non-Current	-	-	-
Total deferred tax liabilities	-	-	56

Net deferred tax assets	2,153	13,128	8,573

Based on available evidence, management believes it is more-likely-than-not that the net deferred tax assets will be fully realized. Accordingly, the Group did not provide a valuation allowance against its net deferred tax assets at December 31, 2013. At December 31, 2013, the Group has approximately RMB 0.5 million (US$0.1 million) net operating loss carry forward.

The reconciliation of income tax computed using the PRC statutory rate of 25% in 2013, 2012 and 2011 to actual income tax expense is as follows:

	2013	2013	2012	2011
	US$	RMB	RMB	RMB
	(In thousands)
Computed expected income tax	4,049	25,070	25,655	48,863
Impact of tax holiday and benefit of companies in China	(1,469)	(9,094)	(11,858)	(27,984)
Effect of difference between the PRC and USA tax rate	97	603	566	455
	2,677	16,579	14,363	21,334

Under ASC 740, the Group recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.  We evaluated the Company’s overall tax positions and determined there were no material unrecognized tax benefits and there have been no material changes in unrecognized benefits since January 1, 2007. We have not filed 2013 US federal and state tax returns as of the date of this report.